RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Loan to:	¥ 0	$ 0	¥ 10,485	¥ 3,173
Loan from:	650,969	100,052	0	161,945
Interest expense to related party	46,355	7,125	15,073	6,705
Management service income from:	10,695	1,644	7,988	0
Finance lease income from:	10,695	1,644	7,988	252
JWYK [Member]
Related Party Transaction [Line Items]
Loan to:
Consultation service income from:	0	0	70	113
Gopher [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	161,945
Interest expense to related party	14,639	2,250	15,073	6,705
JYADK [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	1,485	3,173
Interest income from:	221	34	370	148
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Interest income from:	91,855	14,118	0	0
Management service income from:	6,577	1,011	7,988	0
Nai'ensi [Member]
Related Party Transaction [Line Items]
Finance lease income from:	0	0	0	252
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Interest income from:	218,104	33,522	0	0
Guofuhuimei
Related Party Transaction [Line Items]
Interest income from:	300,000	46,109	0	0
Interest expense to related party	31,716	4,875	0	0
ProMed [Member]
Related Party Transaction [Line Items]
Loan from:	41,010	6,303	0	0
Management service income from:	4,118	633	0	0
Allcure Information [Member]
Related Party Transaction [Line Items]
Loan to:	¥ 0	$ 0	¥ 9,000	¥ 0